UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03723

Fidelity New York Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2020

Item 1.

Reports to Stockholders

Fidelity® New York Municipal Income Fund

Semi-Annual Report

July 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Sectors as of July 31, 2020

% of fund's net assets
Special Tax	24.6
Transportation	22.3
Education	16.8
General Obligations	13.2
Water & Sewer	7.2

Quality Diversification (% of fund's net assets)

As of July 31, 2020
AAA	2.2%
AA,A	90.5%
BBB	5.3%
Not Rated	0.5%
Short-Term Investments and Net Other Assets	1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2019 A, 5% 10/1/22 (a)	1,000	1,010
New York - 92.6%
Battery Park City Auth. Rev. Series 2019 A, 4% 11/1/44	3,015	3,591
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	$600	$679
5% 7/1/25	455	528
5% 7/1/26	450	518
5% 7/1/27	600	689
5% 7/1/28	360	413
5% 7/1/29	300	343
5% 7/1/30	575	656
5% 7/1/40	1,000	1,106
5.25% 7/1/35	1,000	1,133
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
5% 7/1/24	400	467
5% 7/1/25	250	301
5% 7/1/26	500	602
5% 7/1/29	500	601
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
5% 7/1/30	625	787
5% 7/1/32	1,500	1,864
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017, 5% 7/1/31	3,315	4,218
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (b)	4,000	4,824
(St Johns Univ., NY. Proj.) Series 2017 A:
5% 7/1/28	750	912
5% 7/1/29	1,400	1,691
5% 7/1/30	1,250	1,504
(State Univ. of New York Proj.) Series 2017 A:
5% 7/1/32	1,500	1,835
5% 7/1/34	3,000	3,643
Series 2016 A:
5% 7/1/36	8,000	9,669
5% 7/1/39	7,400	8,842
5% 7/1/41	2,500	2,867
5% 7/1/46	8,000	9,103
5% 7/1/50	6,280	7,124
Series 2017, 5% 12/1/32 (b)	4,000	4,729
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Systems, Inc. Proj.) Series 2016 B:
5% 7/1/26	1,400	1,684
5% 7/1/46	9,025	10,127
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	654
5% 7/1/27	350	415
5% 7/1/28	500	591
5% 7/1/29	725	855
5% 7/1/31	2,610	3,044
5% 7/1/32	2,660	3,090
5% 7/1/33	2,770	3,202
5% 7/1/34	2,935	3,388
5% 7/1/35	3,000	3,455
5% 7/1/36	1,000	1,149
5% 7/1/40	8,500	9,701
(The Culinary Institute of America Proj.) Series 2018:
5% 7/1/26	850	974
5% 7/1/30	1,100	1,274
5% 7/1/35	855	968
(Vassar College Proj.) Series 2017:
5% 7/1/35	1,100	1,357
5% 7/1/36	1,430	1,759
5% 7/1/37	1,705	2,092
Erie County Fiscal Stability Auth.:
Series 2017 C:
5% 9/1/29	600	786
5% 9/1/30	625	814
5% 9/1/31	1,050	1,361
Series 2017 D:
5% 9/1/29	325	426
5% 9/1/30	400	521
5% 9/1/33	525	673
5% 9/1/34	850	1,087
5% 9/1/35	1,300	1,656
Erie County Gen. Oblig. Series 2015 A:
5% 9/15/27	275	338
5% 9/15/28	275	337
Haverstraw Stony Point Central School District Series 2015:
5% 10/15/32 (FSA Insured)	1,200	1,374
5% 10/15/33 (FSA Insured)	300	343
Hempstead Local Dev. Corp. Rev. (Molloy College Proj.) Series 2017:
5% 7/1/32	740	857
5% 7/1/33	475	548
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2011, 5.25% 2/15/47	6,240	6,388
Series 2012 A, 5.75% 2/15/47	8,430	8,658
Series 2017 A:
5% 2/15/32	4,000	4,941
5% 2/15/33	10,000	12,278
5% 2/15/34	6,130	7,500
5% 2/15/36	4,750	5,775
5% 2/15/37	2,505	3,037
5% 2/15/42	14,600	17,521
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	10,965	15,453
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (c)	7,025	7,049
Series 2012 A, 5% 9/1/42	2,320	2,498
Series 2014 A, 5% 9/1/35	5,000	5,782
Series 2016 B, 5% 9/1/36	3,500	4,233
Series 2017:
5% 9/1/29	500	634
5% 9/1/30	750	948
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	607
5% 7/1/30	1,125	1,349
5% 7/1/32	1,250	1,488
5% 7/1/33	1,000	1,186
5% 7/1/35	1,000	1,181
5% 7/1/40	4,000	4,688
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.):
Series 2015:
5% 5/1/24	750	878
5% 5/1/25	750	907
5% 5/1/26	1,200	1,447
5% 5/1/27	700	844
5% 5/1/29	1,750	2,099
5% 5/1/30	1,000	1,194
5% 5/1/31	1,205	1,433
Series 2018:
5% 5/1/30	8,500	10,979
5% 5/1/32	5,000	6,371
5% 5/1/34	3,000	3,784
Monroe County Indl. Dev. Corp.:
(St. Anns Cmnty. Proj.) Series 2019, 5% 1/1/50	4,430	3,973
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,901
5% 12/1/34	760	899
5% 12/1/35	700	825
5% 12/1/36	700	823
(Univ. of Rochester Proj.):
Series 2015:
5% 7/1/30	1,000	1,187
5% 7/1/31	1,200	1,420
5% 7/1/32	1,250	1,473
Series 2017 A:
5% 7/1/31	1,650	2,070
5% 7/1/32	1,215	1,516
5% 7/1/34	1,310	1,621
Series 2017 C:
4% 7/1/32	1,680	1,965
5% 7/1/30	1,040	1,314
5% 7/1/31	800	1,004
Series 2017 D:
5% 7/1/30	1,000	1,264
5% 7/1/31	825	1,035
Series 2020 A, 4% 7/1/50 (d)	5,000	5,859
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	3,000	3,141
5% 11/15/56	9,000	10,039
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	22,117
5% 4/1/29	14,040	15,920
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/22	5,500	5,687
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	496
5% 7/1/26	1,500	1,694
(Univ. Hosp. Proj.) Series 2012, 5% 7/1/22	2,000	2,150
Series 2014 B:
5% 7/1/23	550	606
5% 7/1/27	1,000	1,125
Series 2014 C, 5% 7/1/26	3,000	3,388
New York City Gen. Oblig.:
Series 2017 A, 5% 8/1/34	5,355	6,474
Series 2018 F, 5% 4/1/45	10,760	13,185
Series 2019 D:
5% 12/1/41	4,305	5,392
5% 12/1/44	9,810	12,189
Series B:
5% 10/1/42	2,000	2,543
5% 10/1/43	3,000	3,806
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 C, 5% 6/15/44	2,700	2,854
Series 2013 2, 5% 6/15/47	12,540	13,971
Series 2014 BB, 5% 6/15/46	9,785	10,904
Series 2014 CC, 5% 6/15/47	6,200	7,106
Series 2014 DD, 5% 6/15/35	10,000	11,602
Series 2015 AA, 5% 6/15/44	6,200	7,121
Series 2015 FF, 5% 6/15/32	2,000	2,409
Series 2017 EE, 5% 6/15/37	10,000	12,514
Series 2018 CC, 5% 6/15/48	7,070	8,684
Series 2019 DD, 5.25% 6/15/49	4,410	5,625
Series AA, 4% 6/15/40	3,500	4,240
Series BB, 5% 6/15/49	6,000	7,780
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	4,000	4,676
Series 2016 S1, 5% 7/15/33	2,165	2,594
Series 2016:
5% 7/15/32	15,000	17,861
5% 7/15/35	5,000	5,977
Series 2018 S4, 5.25% 7/15/36	8,095	10,411
New York City Transitional Fin. Auth. Rev.:
Series 2013 F, 5% 2/1/31	6,000	6,649
Series 2014 D1:
5% 2/1/31	4,300	4,949
5% 2/1/32	1,515	1,741
Series 2015 E1, 5% 2/1/41	8,000	9,249
Series 2017 A-1, 5% 5/1/34	1,065	1,294
Series 2017 B, 5% 8/1/34	2,640	3,231
Series 2017 E, 5% 2/1/33	5,290	6,553
Series 2017 E-1, 5% 2/1/34	4,500	5,557
Series 2017 F:
5% 5/1/33	5,000	6,230
5% 5/1/34	7,000	8,700
5% 5/1/35	11,795	14,608
5% 5/1/38	5,000	6,139
Series 2018 A2, 5% 8/1/39	5,000	6,163
Series 2018 B-1, 5% 8/1/34	3,000	3,753
Series 2018 C2, 5% 5/1/37	4,690	5,916
Series E, 5% 2/1/43	5,845	7,065
New York Convention Ctr. Dev. Corp. Rev.:
Series 2015:
5% 11/15/27	5,300	6,035
5% 11/15/29	5,000	5,649
5% 11/15/30	2,000	2,248
5% 11/15/33	9,115	10,145
5% 11/15/34	3,000	3,339
Series 2016 A, 5% 11/15/46	13,450	15,027
New York Dorm. Auth. Rev.:
(Bond Fing. Prog.):
Series 2016 E:
5% 10/1/29	3,940	4,823
5% 10/1/30	3,355	4,089
Series 2016 G:
5% 10/1/29	2,415	3,056
5% 10/1/30	2,340	2,952
(New York City Court Facilities Lease Proj.) Series 2005 A, 5.5% 5/15/28	2,700	3,617
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,109
Bonds:
Series 2019 B1, 5%, tender 5/1/22 (c)	6,525	6,845
Series 2019 B2, 5%, tender 5/1/24 (c)	3,000	3,382
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,671
5% 10/1/27 (FSA Insured)	1,000	1,192
5% 10/1/28 (FSA Insured)	1,000	1,182
Series 2015 A:
5% 7/1/28	5,000	5,831
5% 7/1/29	5,000	5,816
5% 10/1/29	785	961
5% 5/1/30	3,450	3,976
5% 7/1/30	10,120	11,933
5% 7/1/30	5,000	5,798
5% 10/1/30	535	652
5% 5/1/31	11,000	12,636
5% 7/1/31	15,000	17,335
5% 10/1/31	1,595	1,943
5% 10/1/32	1,550	1,886
Series 2015 B:
5% 7/1/28	1,300	1,536
5% 10/1/28	1,000	1,222
5% 7/1/29	1,400	1,652
5% 10/1/29	1,470	1,794
5% 7/1/30	1,400	1,649
5% 7/1/31	1,400	1,642
5% 7/1/32	1,450	1,693
5% 7/1/33	1,750	2,036
5% 10/1/33	1,010	1,224
5% 10/1/34	1,070	1,294
5% 7/1/40	2,545	2,932
Series 2015:
5% 12/1/20 (b)	1,200	1,215
5% 12/1/21 (b)	800	839
5% 12/1/23 (b)	700	785
5% 12/1/24 (b)	600	693
5% 12/1/27 (b)	1,200	1,390
Series 2016 A:
5% 7/1/31	1,200	1,458
5% 7/1/31	600	753
5% 7/1/32	800	999
5% 7/1/33	800	961
5% 7/1/33	1,800	2,243
5% 7/1/34	650	779
5% 7/1/35	500	598
5% 7/1/41	1,000	1,180
Series 2016 E, 5% 10/1/31	1,945	2,354
Series 2019 A:
4% 7/1/40	650	706
4% 7/1/45	2,750	2,953
5% 7/1/26	400	473
5% 7/1/27	390	470
5% 7/1/28	465	571
5% 7/1/29	750	927
5% 7/1/30	1,475	1,809
5% 7/1/32	1,540	1,867
5% 7/1/33	5,800	6,788
5% 7/1/34	1,250	1,498
5% 7/1/35	600	716
5% 7/1/36	500	595
5% 7/1/38	3,440	4,408
5% 7/1/41	600	704
5% 7/1/42	8,500	10,780
Series 2019 B, 5% 7/1/50	3,000	3,838
Series 2019 C, 4% 7/1/49	2,000	2,355
Series 2020 A:
4% 9/1/50	11,420	12,510
5% 7/1/24	1,000	1,172
5% 7/1/29	600	803
5% 7/1/40	1,265	1,616
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996, 6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	560	590
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,486
New York Dorm. Auth. Sales Tax Rev.:
(New York State Sales Tax Rev. Proj.) Series 2016 A, 5% 3/15/30	2,650	3,286
Series 2014 A:
5% 3/15/36	8,180	9,369
5% 3/15/39	3,305	3,770
Series 2018 A:
5% 3/15/42	9,940	12,355
5% 3/15/43	9,940	12,332
Series 2018 C:
5% 3/15/35	18,870	23,889
5% 3/15/38	7,025	8,813
5% 3/15/43	6,185	7,673
Series 2018, 5% 3/15/48	10,755	13,401
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series 2018 B, 5% 6/15/43	1,000	1,273
Series 2017 E, 5% 6/15/42	5,000	6,220
New York Liberty Dev. Corp. (Bank of America Tower at One Bryant Park Proj.) Series 2019 1, 2.45% 9/15/69	8,000	8,096
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 B1, 5% 11/15/36	5,000	5,848
Series 2016 B2, 5% 11/15/37	12,700	14,819
New York Metropolitan Trans. Auth. Rev.:
Series 2012 H:
5% 11/15/33	1,570	1,634
5% 11/15/42	3,110	3,233
Series 2013 A, 5% 11/15/43	2,535	2,656
Series 2013 E, 5% 11/15/43	15,375	16,234
Series 2014 A1, 5% 11/15/44	8,000	8,441
Series 2014 B, 5.25% 11/15/44	6,300	6,739
Series 2014 D, 5.25% 11/15/44	5,000	5,392
Series 2015 A1:
5% 11/15/40	5,000	5,379
5% 11/15/45	1,200	1,291
Series 2015 B, 5% 11/15/29	2,125	2,312
Series 2015 C, 5% 11/15/35	600	651
Series 2016 A1, 5% 11/15/46	31,830	34,674
Series 2016 B:
5% 11/15/34	1,490	1,640
5% 11/15/35	8,375	9,205
Series 2016 C1, 5% 11/15/32	730	806
Series 2016 D:
5% 11/15/31	665	736
5.25% 11/15/31	500	565
Series 2017 C-2:
0% 11/15/27	1,600	1,284
0% 11/15/29	15,820	11,761
0% 11/15/32	18,000	11,734
Series 2017 C1:
5% 11/15/27	620	709
5% 11/15/30	535	605
Series 2017 D:
5% 11/15/28	2,125	2,431
5% 11/15/32	925	1,041
New York State Dorm. Auth.:
Series 2017 A:
5% 2/15/37	5,395	6,617
5% 2/15/37 (Pre-Refunded to 2/15/27 @ 100)	5	6
Series 2019 A, 5% 3/15/46	7,500	9,433
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	12,690	16,488
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 H, 1.625% 5/1/23	3,680	3,703
Series 2019 I, 1.75% 5/1/24	5,700	5,782
Series 2019 N:
1.45% 5/1/23	5,000	5,046
1.5% 11/1/23	2,500	2,523
1.55% 5/1/24	4,125	4,195
Series 2019 O, 1.45% 5/1/23	2,000	2,013
New York State Mtg. Agcy. Homeowner Mtg.:
Series 221, 3.5% 10/1/32 (a)	6,505	7,099
Series 223, 3.5% 4/1/49	3,785	4,059
Series 226, 3.5% 10/1/50 (a)	13,450	14,786
New York State Urban Dev. Corp. Series 2020 A, 5% 3/15/41	5,000	6,531
New York Thruway Auth. Gen. Rev.:
Series 2016 A:
5% 1/1/34	3,000	3,548
5% 1/1/35	6,455	7,619
5% 1/1/41	9,320	10,868
5% 1/1/46	7,285	8,433
5% 1/1/51	23,625	27,245
Series 2018 L:
5% 1/1/28	1,250	1,599
5% 1/1/29	1,865	2,397
5% 1/1/30	1,000	1,279
Series 2019 B, 4% 1/1/45	5,000	5,754
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/33 (a)	5,000	5,462
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (a)	4,000	4,412
5% 7/1/46 (a)	6,200	6,733
Series 2016 A, 5.25% 1/1/50 (a)	9,095	9,944
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,000	6,208
(New York State Pit) Series 2017 C, 5% 3/15/32	15,500	19,689
Series 2013 C, 5% 3/15/30	4,540	5,057
Series 2014 A, 5% 3/15/44	3,980	4,521
Series 2015 A, 5% 3/15/45	18,970	22,393
Series 2016, 5% 3/15/32	3,000	3,660
Series 2019 A, 5% 3/15/43	10,830	13,466
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/24 (FSA Insured)	1,450	1,706
5% 6/15/25 (FSA Insured)	1,670	1,959
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/23 (a)	1,650	1,818
5% 4/1/24 (a)	1,165	1,325
5% 4/1/32 (a)	255	320
5% 4/1/33 (a)	650	812
5% 4/1/34 (a)	865	1,076
5% 4/1/36 (a)	1,150	1,421
Oneida County Local Dev. Corp. Rev.:
(Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/37 (FSA Insured)	1,000	1,163
4% 12/1/38 (FSA Insured)	1,000	1,160
4% 12/1/49 (FSA Insured)	11,305	12,772
5% 12/1/30 (FSA Insured)	755	997
5% 12/1/31 (FSA Insured)	540	708
(Utica College Proj.) Series 2019:
4% 7/1/39	1,875	1,908
5% 7/1/49	3,250	3,545
Onondaga Civic Dev. Corp.:
(Le Moyne College Proj.) Series 2020 B:
4% 7/1/36	425	459
4% 7/1/37	275	296
4% 7/1/38	255	273
4% 7/1/39	325	348
4% 7/1/40	300	320
5% 7/1/21	200	205
5% 7/1/22	200	213
5% 7/1/23	210	230
5% 7/1/24	215	242
5% 7/1/25	235	271
5% 7/1/27	815	971
5% 7/1/28	855	1,033
5% 7/1/31	340	417
5% 7/1/32	265	322
5% 7/1/33	300	361
5% 7/1/34	300	360
5% 7/1/35	400	478
(Syracuse Univ. Proj.) Series 2020 A, 5% 12/1/35	1,110	1,491
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (a)	9,655	11,302
Onondaga County Trust for Cultural Resources Rev. Series 2019:
4% 12/1/47	10,000	11,775
4% 12/1/49	10,000	11,744
Port Auth. of New York & New Jersey:
Series 218, 5% 11/1/30 (a)	1,000	1,305
Series 221:
4% 7/15/38	1,000	1,165
4% 7/15/40	2,000	2,317
5% 7/15/32	1,500	1,961
Schenectady Cnt Re Co. Re (Union College Proj.) Series 2017, 5% 1/1/40	2,600	3,124
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,133
5% 7/1/26	1,280	1,445
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/24	1,000	1,161
5% 3/1/25	500	602
5% 3/1/26	500	609
5% 3/1/27	350	424
Tobacco Settlement Asset Securitization Corp. Series 2017 A:
5% 6/1/28	2,000	2,454
5% 6/1/29	3,000	3,663
5% 6/1/30	2,500	3,029
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
0% 11/15/27	2,500	2,222
0% 11/15/28	2,500	2,166
Series 2015 A, 5.25% 11/15/45	10,820	12,682
Series 2017 B, 5% 11/15/36	5,000	6,127
Series 2019 A, 5% 11/15/49	10,000	12,473
Series B, 5% 11/15/31	8,280	11,531
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2010 A:
5% 9/1/30	5,775	5,794
5.125% 9/1/40	8,055	8,083
Series 2015:
5% 8/1/26	1,385	1,633
5% 8/1/27	1,600	1,877
5% 8/1/28	1,565	1,831
5% 8/1/32	1,000	1,150
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	300	355
5% 4/1/30	350	412
5% 4/1/31	335	393
5% 4/1/32	1,000	1,168
5% 4/1/34	1,045	1,212
5% 4/1/35	1,180	1,366
5% 4/1/40	1,400	1,604
5% 4/1/45	2,250	2,560
Yonkers Gen. Oblig.:
Series 2015 B, 5% 8/1/23 (FSA Insured)	300	337
Series 2015 D:
5% 8/1/27 (FSA Insured)	2,440	2,912
5% 9/1/27 (FSA Insured)	3,755	4,492
5% 8/1/28 (FSA Insured)	2,060	2,453
5% 8/1/29 (FSA Insured)	1,500	1,781
5% 9/1/29 (FSA Insured)	4,150	4,939
5% 8/1/30 (FSA Insured)	1,500	1,777
5% 9/1/30 (FSA Insured)	4,365	5,171
Series 2019 A:
4% 5/1/34 (Build America Mutual Assurance Insured)	1,500	1,812
5% 5/1/31 (Build America Mutual Assurance Insured)	1,000	1,285
5% 5/1/32 (Build America Mutual Assurance Insured)	1,480	1,889
5% 5/1/33 (Build America Mutual Assurance Insured)	1,000	1,268

TOTAL NEW YORK		1,625,993

New York And New Jersey - 5.7%
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	30,744
Port Auth. of New York & New Jersey:
185th Series:
5% 9/1/26 (a)	10,150	11,809
5% 9/1/27 (a)	6,200	7,197
5% 9/1/28 (a)	7,350	8,519
85th Series, 5.375% 3/1/28	6,280	7,369
Series 193, 5% 10/15/28 (a)	2,015	2,419
Series 202, 5% 10/15/36 (a)	5,455	6,537
Series 206, 5% 11/15/47 (a)	2,000	2,379
Series 214:
4% 9/1/43 (a)	6,500	7,389
5% 9/1/33 (a)	2,000	2,545
Series 218:
4% 11/1/47 (a)	5,000	5,659
5% 11/1/44 (a)	1,500	1,855
Series 221:
4% 7/15/36	1,000	1,173
4% 7/15/45	4,500	5,138

TOTAL NEW YORK AND NEW JERSEY		100,732

Non-State Specific - 0.1%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000	1,263
TOTAL MUNICIPAL BONDS
(Cost $1,632,839)		1,728,998

Municipal Notes - 0.1%
New York - 0.1%
New York Mtg. Agcy. Rev. Series 135, 0.2% 8/3/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)(c)	1,650	$1,650
New York St Mtg. Agcy. Homeowner 0.19% 8/3/20 (Liquidity Facility Bank of America NA), VRDN (a)(c)	400	400
TOTAL MUNICIPAL NOTES
(Cost $2,050)		2,050
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $1,634,889)		1,731,048
NET OTHER ASSETS (LIABILITIES) - 1.4%		23,849
NET ASSETS - 100%		$1,754,897

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,475,000 or 0.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$1,731,048	$--	$1,731,048	$--
Total Investments in Securities:	$1,731,048	$--	$1,731,048	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Special Tax	24.6%
Transportation	22.3%
Education	16.8%
General Obligations	13.2%
Water & Sewer	7.2%
Health Care	7.1%
Others* (Individually Less Than 5%)	8.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		July 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,634,889)		$1,731,048
Cash		12,085
Receivable for fund shares sold		5,961
Interest receivable		17,158
Other receivables		4
Total assets		1,766,256
Liabilities
Payable for investments purchased
Regular delivery	$2,334
Delayed delivery	5,807
Payable for fund shares redeemed	1,275
Distributions payable	1,235
Accrued management fee	506
Distribution and service plan fees payable	23
Other affiliated payables	146
Other payables and accrued expenses	33
Total liabilities		11,359
Net Assets		$1,754,897
Net Assets consist of:
Paid in capital		$1,659,455
Total accumulated earnings (loss)		95,442
Net Assets		$1,754,897
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($43,444 ÷ 3,206.5 shares)(a)		$13.55
Maximum offering price per share (100/96.00 of $13.55)		$14.11
Class M:
Net Asset Value and redemption price per share ($6,681 ÷ 492.8 shares)(a)		$13.56
Maximum offering price per share (100/96.00 of $13.56)		$14.13
Class C:
Net Asset Value and offering price per share ($13,851 ÷ 1,022.5 shares)(a)		$13.55
New York Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,630,233 ÷ 120,291.5 shares)		$13.55
Class I:
Net Asset Value, offering price and redemption price per share ($53,648 ÷ 3,963.3 shares)		$13.54
Class Z:
Net Asset Value, offering price and redemption price per share ($7,040 ÷ 520.0 shares)		$13.54

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended July 31, 2020 (Unaudited)
Investment Income
Interest		$24,683
Expenses
Management fee	$3,063
Transfer agent fees	717
Distribution and service plan fees	141
Accounting fees and expenses	162
Custodian fees and expenses	7
Independent trustees' fees and expenses	3
Registration fees	76
Audit	28
Legal	9
Miscellaneous	4
Total expenses before reductions	4,210
Expense reductions	(6)
Total expenses after reductions		4,204
Net investment income (loss)		20,479
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(718)
Total net realized gain (loss)		(718)
Change in net unrealized appreciation (depreciation) on investment securities		(24,533)
Net gain (loss)		(25,251)
Net increase (decrease) in net assets resulting from operations		$(4,772)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2020 (Unaudited)	Year ended January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,479	$43,109
Net realized gain (loss)	(718)	7,765
Change in net unrealized appreciation (depreciation)	(24,533)	97,991
Net increase (decrease) in net assets resulting from operations	(4,772)	148,865
Distributions to shareholders	(23,069)	(50,192)
Share transactions - net increase (decrease)	(77,759)	146,812
Total increase (decrease) in net assets	(105,600)	245,485
Net Assets
Beginning of period	1,860,497	1,615,012
End of period	$1,754,897	$1,860,497

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New York Municipal Income Fund Class A

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.71	$12.96	$13.02	$13.07	$13.65	$13.78
Income from Investment Operations
Net investment income (loss)A	.136	.287	.302	.321	.347	.376
Net realized and unrealized gain (loss)	(.141)	.804	(.017)	.063	(.457)	(.005)
Total from investment operations	(.005)	1.091	.285	.384	(.110)	.371
Distributions from net investment income	(.136)	(.287)	(.302)	(.321)	(.347)	(.376)
Distributions from net realized gain	(.019)	(.054)	(.043)	(.113)	(.123)	(.125)
Total distributions	(.155)	(.341)	(.345)	(.434)	(.470)	(.501)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$13.55	$13.71	$12.96	$13.02	$13.07	$13.65
Total ReturnC,D,E	(.02)%	8.51%	2.24%	2.95%	(.84)%	2.79%
Ratios to Average Net AssetsF
Expenses before reductions	.79%G	.79%	.79%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.79%G	.79%	.79%	.79%	.79%	.79%
Expenses net of all reductions	.79%G	.79%	.79%	.79%	.79%	.79%
Net investment income (loss)	2.05%G	2.14%	2.35%	2.42%	2.55%	2.78%
Supplemental Data
Net assets, end of period (in millions)	$43	$42	$35	$41	$50	$48
Portfolio turnover rate	19%G	15%	13%	14%	20%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund Class M

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.73	$12.97	$13.03	$13.08	$13.66	$13.79
Income from Investment Operations
Net investment income (loss)A	.139	.293	.308	.329	.354	.384
Net realized and unrealized gain (loss)	(.151)	.814	(.017)	.063	(.456)	(.005)
Total from investment operations	(.012)	1.107	.291	.392	(.102)	.379
Distributions from net investment income	(.139)	(.293)	(.308)	(.329)	(.355)	(.384)
Distributions from net realized gain	(.019)	(.054)	(.043)	(.113)	(.123)	(.125)
Total distributions	(.158)	(.347)	(.351)	(.442)	(.478)	(.509)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$13.56	$13.73	$12.97	$13.03	$13.08	$13.66
Total ReturnC,D,E	(.07)%	8.63%	2.29%	3.01%	(.79)%	2.85%
Ratios to Average Net AssetsF
Expenses before reductions	.76%G	.74%	.75%	.73%	.74%	.73%
Expenses net of fee waivers, if any	.76%G	.74%	.74%	.73%	.74%	.73%
Expenses net of all reductions	.76%G	.74%	.74%	.73%	.74%	.73%
Net investment income (loss)	2.09%G	2.18%	2.39%	2.48%	2.60%	2.84%
Supplemental Data
Net assets, end of period (in millions)	$7	$8	$7	$8	$8	$9
Portfolio turnover rate	19%G	15%	13%	14%	20%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund Class C

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.71	$12.96	$13.02	$13.07	$13.65	$13.78
Income from Investment Operations
Net investment income (loss)A	.088	.188	.207	.222	.245	.276
Net realized and unrealized gain (loss)	(.141)	.804	(.017)	.063	(.457)	(.005)
Total from investment operations	(.053)	.992	.190	.285	(.212)	.271
Distributions from net investment income	(.088)	(.188)	(.207)	(.222)	(.245)	(.276)
Distributions from net realized gain	(.019)	(.054)	(.043)	(.113)	(.123)	(.125)
Total distributions	(.107)	(.242)	(.250)	(.335)	(.368)	(.401)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$13.55	$13.71	$12.96	$13.02	$13.07	$13.65
Total ReturnC,D,E	(.38)%	7.71%	1.49%	2.18%	(1.58)%	2.04%
Ratios to Average Net AssetsF
Expenses before reductions	1.53%G	1.53%	1.53%	1.54%	1.54%	1.53%
Expenses net of fee waivers, if any	1.53%G	1.52%	1.53%	1.54%	1.54%	1.53%
Expenses net of all reductions	1.53%G	1.52%	1.53%	1.54%	1.54%	1.53%
Net investment income (loss)	1.32%G	1.40%	1.61%	1.68%	1.80%	2.04%
Supplemental Data
Net assets, end of period (in millions)	$14	$17	$23	$30	$33	$32
Portfolio turnover rate	19%G	15%	13%	14%	20%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.72	$12.96	$13.03	$13.07	$13.65	$13.78
Income from Investment Operations
Net investment income (loss)A	.158	.331	.345	.365	.392	.421
Net realized and unrealized gain (loss)	(.151)	.814	(.028)	.073	(.457)	(.005)
Total from investment operations	.007	1.145	.317	.438	(.065)	.416
Distributions from net investment income	(.158)	(.331)	(.344)	(.365)	(.392)	(.421)
Distributions from net realized gain	(.019)	(.054)	(.043)	(.113)	(.123)	(.125)
Total distributions	(.177)	(.385)	(.387)	(.478)	(.515)	(.546)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$13.55	$13.72	$12.96	$13.03	$13.07	$13.65
Total ReturnC,D	.07%	8.94%	2.50%	3.37%	(.52)%	3.13%
Ratios to Average Net AssetsE
Expenses before reductions	.46%F	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%F	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46%F	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	2.38%F	2.47%	2.68%	2.76%	2.88%	3.11%
Supplemental Data
Net assets, end of period (in millions)	$1,630	$1,734	$1,509	$1,606	$1,557	$1,721
Portfolio turnover rate	19%F	15%	13%	14%	20%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund Class I

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.70	$12.95	$13.01	$13.06	$13.64	$13.77
Income from Investment Operations
Net investment income (loss)A	.153	.320	.335	.353	.381	.410
Net realized and unrealized gain (loss)	(.141)	.805	(.017)	.063	(.457)	(.005)
Total from investment operations	.012	1.125	.318	.416	(.076)	.405
Distributions from net investment income	(.153)	(.321)	(.335)	(.353)	(.381)	(.410)
Distributions from net realized gain	(.019)	(.054)	(.043)	(.113)	(.123)	(.125)
Total distributions	(.172)	(.375)	(.378)	(.466)	(.504)	(.535)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$13.54	$13.70	$12.95	$13.01	$13.06	$13.64
Total ReturnC,D	.11%	8.79%	2.51%	3.21%	(.59)%	3.06%
Ratios to Average Net AssetsE
Expenses before reductions	.54%F	.53%	.53%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.54%F	.53%	.53%	.54%	.54%	.54%
Expenses net of all reductions	.54%F	.53%	.53%	.54%	.54%	.54%
Net investment income (loss)	2.31%F	2.39%	2.61%	2.67%	2.80%	3.04%
Supplemental Data
Net assets, end of period (in millions)	$54	$54	$39	$57	$47	$41
Portfolio turnover rate	19%F	15%	13%	14%	20%	17%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund Class Z

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.70	$12.95	$12.76
Income from Investment Operations
Net investment income (loss)B	.159	.334	.117
Net realized and unrealized gain (loss)	(.140)	.804	.212
Total from investment operations	.019	1.138	.329
Distributions from net investment income	(.160)	(.334)	(.114)
Distributions from net realized gain	(.019)	(.054)	(.025)
Total distributions	(.179)	(.388)	(.139)
Net asset value, end of period	$13.54	$13.70	$12.95
Total ReturnC,D	.16%	8.89%	2.60%
Ratios to Average Net AssetsE
Expenses before reductions	.44%F	.43%	.44%F
Expenses net of fee waivers, if any	.44%F	.43%	.43%F
Expenses net of all reductions	.44%F	.43%	.43%F
Net investment income (loss)	2.41%F	2.49%	2.69%F
Supplemental Data
Net assets, end of period (in millions)	$7	$6	$2
Portfolio turnover rate	19%F	15%	13%

 A For the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, New York Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$99,229
Gross unrealized depreciation	(3,070)
Net unrealized appreciation (depreciation)	$96,159
Tax cost	$1,634,889

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New York Municipal Income Fund	165,812	180,852

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$51	$3
Class M	-%	.25%	9	–(a)
Class C	.75%	.25%	81	9
			$141	$12

 (a) Amount represents less then five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class M	$–(a)
Class C(b)	$–(a)
$2

 (a) Amount represents less then five hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$32.15
Class M	4.12
Class C	11.14
New York Municipal Income	628.08
Class I	40.15
Class Z	2.05
	$717

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity New York Municipal Income Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity New York Municipal Income Fund	$2

During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2020	Year ended January 31, 2020
Distributions to shareholders
Class A	$479	$983
Class M	81	191
Class C	131	352
New York Municipal Income	21,618	47,213
Class I	671	1,346
Class Z	89	107
Total	$23,069	$50,192

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2020	Year ended January 31, 2020	Six months ended July 31, 2020	Year ended January 31, 2020
Class A
Shares sold	352	767	$4,751	$10,255
Reinvestment of distributions	32	65	428	870
Shares redeemed	(233)	(459)	(3,077)	(6,122)
Net increase (decrease)	151	373	$2,102	$5,003
Class M
Shares sold	35	34	$460	$450
Reinvestment of distributions	5	12	68	166
Shares redeemed	(94)	(64)	(1,246)	(854)
Net increase (decrease)	(54)	(18)	$(718)	$(238)
Class C
Shares sold	76	135	$1,012	$1,831
Reinvestment of distributions	8	23	113	301
Shares redeemed	(331)	(686)	(4,413)	(9,140)
Net increase (decrease)	(247)	(528)	$(3,288)	$(7,008)
New York Municipal Income
Shares sold	10,795	21,281	$143,761	$284,262
Reinvestment of distributions	1,004	2,212	13,475	29,677
Shares redeemed	(17,862)	(13,514)	(234,324)	(181,247)
Net increase (decrease)	(6,063)	9,979	$(77,088)	$132,692
Class I
Shares sold	576	1,559	$7,663	$20,762
Reinvestment of distributions	36	71	489	955
Shares redeemed	(592)	(711)	(7,908)	(9,488)
Net increase (decrease)	20	919	$244	$12,229
Class Z
Shares sold	109	342	$1,456	$4,570
Reinvestment of distributions	5	6	71	86
Shares redeemed	(40)	(39)	(538)	(522)
Net increase (decrease)	74	309	$989	$4,134

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 to July 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period-B February 1, 2020 to July 31, 2020
Fidelity New York Municipal Income Fund
Class A	.79%
Actual		$1,000.00	$999.80	$3.93
Hypothetical-C		$1,000.00	$1,020.93	$3.97
Class M	.76%
Actual		$1,000.00	$999.30	$3.78
Hypothetical-C		$1,000.00	$1,021.08	$3.82
Class C	1.53%
Actual		$1,000.00	$996.20	$7.59
Hypothetical-C		$1,000.00	$1,017.26	$7.67
New York Municipal Income	.46%
Actual		$1,000.00	$1,000.70	$2.29
Hypothetical-C		$1,000.00	$1,022.58	$2.31
Class I	.54%
Actual		$1,000.00	$1,001.10	$2.69
Hypothetical-C		$1,000.00	$1,022.18	$2.72
Class Z	.44%
Actual		$1,000.00	$1,001.60	$2.19
Hypothetical-C		$1,000.00	$1,022.68	$2.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

NFY-SANN-0920
1.789717.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 18, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 18, 2020